Tax liabilities (Tables)	12 Months Ended
Jun. 30, 2025
Tax liabilities
Schedule of reconciliation of tax liabilities

	As of June 30,
(in € thousands)	2023	2024	2025
Beginning of fiscal year	25,096	22,987	10,643
Additions	3,410	1,725	1,536
Additions through business combination	—	—	1,601
Utilizations	(4,883)	(13,477)	(11,017)
Release	(637)	(592)	0
End of fiscal year	22,987	10,643	2,764